Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2021
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets	Exploration and Evaluation AssetsExploration and evaluation assets relate primarily to the Boa Esperança development project located in Tucumã, State of Pará, Brazil. Subsequent to December 31, 2021, the Company’s board of directors approved construction of the project and accordingly the project will be reclassified as Projects in Progress.